OTHER CURRENT ASSETS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
OTHER CURRENT ASSETS
Prepaid radio frequency license fees - current portion (Note 33c.i)	Rp 6,384	Rp 6,245
Advances	511	451
Prepaid salaries	178	281
Prepaid rent	162	129
Others (each below Rp100 billion)	634	446
Total	Rp 7,869	Rp 7,552